Preferred Stock (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock [Line Items]
Preferred stock dividends	$ 14	$ 14	$ 14
$25 Par Value [Member] | Utility [Member]
Preferred Stock [Line Items]
Preferred stock, par value	$ 25
Preferred stock, shares issued	75,000,000
$100 Par Value [Member] | Utility [Member]
Preferred Stock [Line Items]
Preferred stock, par value	$ 100.00
Preferred stock, shares issued	10,000,000
$100 Par Value [Member] | PG&E Corporation [Member]
Preferred Stock [Line Items]
Preferred stock, par value	$ 100.00
Preferred stock, shares issued	5,000,000
No Par Value [Member] | PG&E Corporation [Member]
Preferred Stock [Line Items]
Preferred stock, shares authorized	80,000,000
Nonredeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividends per share, low range	$ 1.25
Preferred stock dividends per share, high range	$ 1.5
Nonredeemable Preferred Stock [Member] | $25 Par Value [Member]
Preferred Stock [Line Items]
Preferred stock, par value	$ 25
Preferred stock, shares authorized	5,784,825
Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividends per share, low range	$ 1.09
Preferred stock dividends per share, high range	$ 1.25
Redeemable Preferred Stock [Member] | Utility [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued	4,534,958,000,000